Quarterly portfolio holdings
John Hancock
Investment Grade Bond Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 57.5%				$2,079,901,644
(Cost $2,114,997,066)
U.S. Government 18.3%				662,128,606
U.S. Treasury
Bond	1.375	08-15-50	91,427,000	44,170,669
Bond	1.625	11-15-50	59,116,000	30,500,161
Bond	2.000	02-15-50	33,041,000	19,073,433
Bond	3.375	11-15-48	6,119,000	4,774,971
Bond	4.000	11-15-42	4,071,000	3,687,913
Bond	4.625	11-15-44	20,108,000	19,506,331
Bond	4.750	11-15-43	43,726,000	43,321,193
Bond	4.750	02-15-45	10,658,000	10,499,795
Bond	4.750	05-15-55	76,205,000	74,133,177
Note	3.875	07-15-28	35,960,000	36,238,128
Note	3.875	07-31-30	90,840,000	91,570,979
Note	4.000	07-31-32	137,460,000	138,082,866
Note	4.125	11-15-27	8,867,000	8,961,212
Note	4.250	06-30-31	93,367,000	95,522,465
Note	4.250	08-15-35	42,000,000	42,085,313
U.S. Government Agency 39.2%				1,417,773,038
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	6,518,899	6,014,168
15 Yr Pass Thru	4.000	08-01-37	2,560,291	2,534,433
15 Yr Pass Thru	4.000	08-01-37	1,452,979	1,435,580
15 Yr Pass Thru	4.000	08-01-37	2,219,740	2,191,079
15 Yr Pass Thru	4.000	11-01-37	4,682,082	4,620,163
15 Yr Pass Thru	4.500	12-01-37	1,029,169	1,031,365
15 Yr Pass Thru	4.500	01-01-38	707,511	709,020
15 Yr Pass Thru	4.500	02-01-38	5,961,515	5,974,234
30 Yr Pass Thru	2.500	08-01-51	5,606,349	4,752,139
30 Yr Pass Thru	2.500	11-01-51	4,363,389	3,694,472
30 Yr Pass Thru	2.500	12-01-51	1,419,279	1,194,604
30 Yr Pass Thru	3.000	03-01-43	204,982	188,929
30 Yr Pass Thru	3.000	03-01-43	1,695,620	1,558,147
30 Yr Pass Thru	3.000	04-01-43	714,680	656,754
30 Yr Pass Thru	3.000	12-01-45	599,175	538,686
30 Yr Pass Thru	3.000	10-01-46	611,316	550,747
30 Yr Pass Thru	3.000	10-01-46	499,184	448,165
30 Yr Pass Thru	3.000	12-01-46	1,773,561	1,588,969
30 Yr Pass Thru	3.000	12-01-46	472,237	424,562
30 Yr Pass Thru	3.000	04-01-47	321,142	287,718
30 Yr Pass Thru	3.000	04-01-47	3,994,591	3,568,001
30 Yr Pass Thru	3.000	09-01-49	4,207,987	3,720,473
30 Yr Pass Thru	3.000	10-01-49	2,992,084	2,642,632
30 Yr Pass Thru	3.000	10-01-49	1,595,865	1,409,480
30 Yr Pass Thru	3.000	12-01-49	6,000,001	5,293,624
30 Yr Pass Thru	3.000	12-01-49	4,950,736	4,347,776
30 Yr Pass Thru	3.000	01-01-50	9,553,873	8,429,100
30 Yr Pass Thru	3.000	02-01-50	5,157,668	4,529,505
30 Yr Pass Thru	3.000	08-01-50	22,800,128	19,788,128
30 Yr Pass Thru	3.000	11-01-50	2,147,634	1,886,070
30 Yr Pass Thru	3.000	02-01-52	6,458,339	5,663,692
30 Yr Pass Thru	3.000	06-01-52	7,722,583	6,779,621
30 Yr Pass Thru	3.500	02-01-42	478,857	453,403
30 Yr Pass Thru	3.500	04-01-44	283,197	267,177
30 Yr Pass Thru	3.500	12-01-44	1,198,268	1,123,039
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-46	534,639	$496,782
30 Yr Pass Thru	3.500	10-01-46	779,685	715,461
30 Yr Pass Thru	3.500	11-01-46	641,708	594,665
30 Yr Pass Thru	3.500	12-01-46	332,989	309,306
30 Yr Pass Thru	3.500	01-01-47	2,496,163	2,316,292
30 Yr Pass Thru	3.500	02-01-47	558,280	518,923
30 Yr Pass Thru	3.500	02-01-47	340,547	316,008
30 Yr Pass Thru	3.500	04-01-47	428,012	397,705
30 Yr Pass Thru	3.500	08-01-47	5,759,732	5,276,650
30 Yr Pass Thru	3.500	11-01-48	1,992,073	1,844,791
30 Yr Pass Thru	3.500	06-01-49	11,824	10,859
30 Yr Pass Thru	3.500	06-01-49	354,260	323,883
30 Yr Pass Thru	3.500	12-01-49	3,658,548	3,337,977
30 Yr Pass Thru	3.500	03-01-52	2,586,507	2,361,690
30 Yr Pass Thru	3.500	03-01-52	11,190,651	10,172,506
30 Yr Pass Thru	3.500	04-01-52	26,519,726	24,206,366
30 Yr Pass Thru	3.500	06-01-52	6,444,433	5,898,385
30 Yr Pass Thru	3.500	07-01-52	2,982,094	2,710,778
30 Yr Pass Thru	3.500	07-01-52	5,665,727	5,148,479
30 Yr Pass Thru	3.500	07-01-52	4,355,105	3,958,870
30 Yr Pass Thru	4.000	12-01-40	203,083	198,106
30 Yr Pass Thru	4.000	01-01-41	273,133	266,318
30 Yr Pass Thru	4.000	01-01-41	232,933	226,995
30 Yr Pass Thru	4.000	11-01-43	602,710	581,141
30 Yr Pass Thru	4.000	02-01-44	37,114	35,844
30 Yr Pass Thru	4.000	07-01-45	1,358,766	1,310,891
30 Yr Pass Thru	4.000	12-01-46	338,470	324,153
30 Yr Pass Thru	4.000	06-01-47	316,180	302,410
30 Yr Pass Thru	4.000	03-01-48	330,879	315,745
30 Yr Pass Thru	4.000	08-01-48	290,445	276,616
30 Yr Pass Thru	4.000	08-01-49	9,505,169	8,960,843
30 Yr Pass Thru	4.000	05-01-52	216,327	204,615
30 Yr Pass Thru	4.000	05-01-52	15,348,391	14,392,704
30 Yr Pass Thru	4.000	06-01-52	8,926,538	8,370,715
30 Yr Pass Thru	4.000	08-01-52	16,158,698	15,218,201
30 Yr Pass Thru	4.000	08-01-52	9,969,155	9,388,912
30 Yr Pass Thru	4.000	08-01-52	5,002,490	4,691,003
30 Yr Pass Thru	4.000	08-01-52	23,955,283	22,531,050
30 Yr Pass Thru	4.000	08-01-52	2,339,551	2,193,876
30 Yr Pass Thru	4.000	04-01-53	2,939,048	2,768,903
30 Yr Pass Thru	4.000	04-01-53	3,155,740	2,967,133
30 Yr Pass Thru	4.500	02-01-41	160,717	160,738
30 Yr Pass Thru	4.500	03-01-47	537,419	528,494
30 Yr Pass Thru	4.500	06-01-52	4,215,074	4,095,020
30 Yr Pass Thru	4.500	07-01-52	1,912,526	1,857,456
30 Yr Pass Thru	4.500	07-01-52	2,803,156	2,722,440
30 Yr Pass Thru	4.500	08-01-52	1,085,439	1,055,880
30 Yr Pass Thru	4.500	08-01-52	5,558,653	5,400,331
30 Yr Pass Thru	4.500	08-01-52	4,620,665	4,489,059
30 Yr Pass Thru	4.500	09-01-52	2,971,701	2,885,204
30 Yr Pass Thru	4.500	09-01-52	3,294,514	3,204,798
30 Yr Pass Thru	4.500	09-01-52	11,813,441	11,476,970
30 Yr Pass Thru	4.500	10-01-52	11,883,596	11,541,412
30 Yr Pass Thru	4.500	10-01-52	4,236,310	4,106,384
30 Yr Pass Thru	4.500	12-01-52	2,765,601	2,685,102
30 Yr Pass Thru	4.500	12-01-52	10,877,286	10,594,671
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	02-01-53	11,105,659	$10,754,642
30 Yr Pass Thru	4.500	04-01-53	2,626,576	2,554,228
30 Yr Pass Thru	4.500	04-01-53	8,826,068	8,551,929
30 Yr Pass Thru	4.500	08-01-53	8,289,500	8,058,579
30 Yr Pass Thru	4.500	08-01-53	3,309,547	3,211,147
30 Yr Pass Thru	4.500	02-01-54	4,440,473	4,308,449
30 Yr Pass Thru	5.000	07-01-52	7,829,414	7,816,298
30 Yr Pass Thru	5.000	08-01-52	4,124,943	4,093,541
30 Yr Pass Thru	5.000	08-01-52	13,468,402	13,437,421
30 Yr Pass Thru	5.000	09-01-52	15,437,590	15,290,904
30 Yr Pass Thru	5.000	10-01-52	5,878,949	5,834,195
30 Yr Pass Thru	5.000	10-01-52	557,660	556,378
30 Yr Pass Thru	5.000	11-01-52	3,585,605	3,558,309
30 Yr Pass Thru	5.000	12-01-52	2,734,678	2,726,679
30 Yr Pass Thru	5.000	12-01-52	5,736,162	5,724,761
30 Yr Pass Thru	5.000	12-01-52	9,218,245	9,148,069
30 Yr Pass Thru	5.000	02-01-53	6,859,085	6,817,586
30 Yr Pass Thru	5.000	03-01-53	10,207,894	10,174,844
30 Yr Pass Thru	5.000	06-01-53	2,940,948	2,914,883
30 Yr Pass Thru	5.000	07-01-53	15,150,794	15,087,537
30 Yr Pass Thru	5.000	07-01-53	10,016,532	9,954,052
30 Yr Pass Thru	5.000	07-01-53	5,708,373	5,688,107
30 Yr Pass Thru	5.000	08-01-53	7,199,575	7,174,015
30 Yr Pass Thru	5.000	08-01-53	3,939,357	3,925,372
30 Yr Pass Thru	5.000	04-01-54	10,891,418	10,856,155
30 Yr Pass Thru	5.000	11-01-54	1,819,218	1,802,526
30 Yr Pass Thru	5.000	12-01-54	5,112,064	5,085,928
30 Yr Pass Thru	5.500	06-01-53	4,177,758	4,251,604
30 Yr Pass Thru	5.500	07-01-53	4,689,249	4,772,137
30 Yr Pass Thru	5.500	08-01-53	2,488,824	2,523,483
30 Yr Pass Thru	5.500	09-01-53	8,538,628	8,689,558
30 Yr Pass Thru	5.500	11-01-54	15,029,528	15,257,617
30 Yr Pass Thru	5.500	11-01-54	1,816,251	1,830,732
30 Yr Pass Thru	5.500	01-01-55	3,334,071	3,376,334
30 Yr Pass Thru	5.500	02-01-55	6,220,354	6,314,755
30 Yr Pass Thru	5.500	04-01-55	7,787,071	7,893,081
30 Yr Pass Thru	5.500	05-01-55	8,632,884	8,780,084
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	9,803,879	9,011,105
15 Yr Pass Thru	2.000	06-01-36	6,602,255	6,080,754
15 Yr Pass Thru	2.000	04-01-37	6,657,125	6,141,691
15 Yr Pass Thru	2.500	01-01-35	3,749,988	3,554,004
15 Yr Pass Thru	2.500	08-01-35	5,492,684	5,195,325
15 Yr Pass Thru	2.500	05-01-36	8,484,057	8,024,752
15 Yr Pass Thru	3.000	07-01-27	20,052	19,815
15 Yr Pass Thru	3.000	03-01-28	150,143	148,001
15 Yr Pass Thru	3.000	03-01-33	4,913,213	4,786,526
15 Yr Pass Thru	3.500	06-01-34	161,819	158,674
15 Yr Pass Thru	4.000	09-01-37	4,260,184	4,217,159
15 Yr Pass Thru	4.000	10-01-37	3,549,472	3,506,969
15 Yr Pass Thru	4.000	01-01-38	1,904,350	1,876,785
15 Yr Pass Thru	4.500	11-01-37	5,181,917	5,192,972
15 Yr Pass Thru	4.500	12-01-37	1,756,047	1,759,794
30 Yr Pass Thru	2.000	09-01-50	7,472,085	6,048,777
30 Yr Pass Thru	2.000	10-01-50	910,926	739,687
30 Yr Pass Thru	2.000	12-01-50	3,273,835	2,626,693
30 Yr Pass Thru	2.000	12-01-50	19,054,594	15,353,555
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	03-01-51	6,319,739	$5,129,758
30 Yr Pass Thru	2.000	07-01-51	2,498,209	2,004,386
30 Yr Pass Thru	2.000	02-01-52	20,850,117	16,683,046
30 Yr Pass Thru	2.500	07-01-50	425,310	360,774
30 Yr Pass Thru	2.500	08-01-50	1,899,139	1,610,371
30 Yr Pass Thru	2.500	09-01-50	770,717	653,528
30 Yr Pass Thru	2.500	09-01-50	1,999,968	1,695,868
30 Yr Pass Thru	2.500	10-01-50	699,974	595,728
30 Yr Pass Thru	2.500	12-01-50	41,644	35,129
30 Yr Pass Thru	2.500	08-01-51	2,657,089	2,245,599
30 Yr Pass Thru	2.500	08-01-51	3,937,218	3,327,482
30 Yr Pass Thru	2.500	08-01-51	13,447,019	11,284,709
30 Yr Pass Thru	2.500	09-01-51	13,344,334	11,269,427
30 Yr Pass Thru	2.500	10-01-51	1,998,163	1,687,469
30 Yr Pass Thru	2.500	11-01-51	12,326,162	10,444,239
30 Yr Pass Thru	2.500	01-01-52	4,807,813	4,048,228
30 Yr Pass Thru	2.500	03-01-52	33,453,353	28,168,068
30 Yr Pass Thru	3.000	12-01-42	464,415	427,018
30 Yr Pass Thru	3.000	04-01-43	1,464,623	1,339,434
30 Yr Pass Thru	3.000	12-01-45	1,097,765	989,046
30 Yr Pass Thru	3.000	08-01-46	695,782	623,869
30 Yr Pass Thru	3.000	10-01-46	816,507	734,669
30 Yr Pass Thru	3.000	01-01-47	950,565	851,132
30 Yr Pass Thru	3.000	02-01-47	509,065	458,041
30 Yr Pass Thru	3.000	10-01-47	1,146,564	1,025,911
30 Yr Pass Thru	3.000	12-01-47	4,270,458	3,810,404
30 Yr Pass Thru	3.000	11-01-48	816,630	730,952
30 Yr Pass Thru	3.000	11-01-48	3,389,470	3,009,495
30 Yr Pass Thru	3.000	12-01-48	514,499	459,072
30 Yr Pass Thru	3.000	09-01-49	2,881,395	2,533,166
30 Yr Pass Thru	3.000	09-01-49	1,630,533	1,419,718
30 Yr Pass Thru	3.000	10-01-49	611,993	537,840
30 Yr Pass Thru	3.000	10-01-49	952,351	841,124
30 Yr Pass Thru	3.000	10-01-49	2,027,923	1,796,781
30 Yr Pass Thru	3.000	11-01-49	8,520,925	7,525,749
30 Yr Pass Thru	3.000	11-01-49	1,534,498	1,335,620
30 Yr Pass Thru	3.000	11-01-49	1,102,337	973,593
30 Yr Pass Thru	3.000	11-01-49	806,198	712,041
30 Yr Pass Thru	3.000	02-01-50	5,953,277	5,181,705
30 Yr Pass Thru	3.000	12-01-51	5,043,969	4,406,956
30 Yr Pass Thru	3.000	12-01-51	5,351,220	4,691,123
30 Yr Pass Thru	3.000	01-01-52	11,402,848	10,017,635
30 Yr Pass Thru	3.000	02-01-52	4,188,385	3,673,038
30 Yr Pass Thru	3.000	02-01-52	6,439,679	5,613,117
30 Yr Pass Thru	3.000	03-01-52	19,857,422	17,407,920
30 Yr Pass Thru	3.000	05-01-52	1,636,916	1,440,111
30 Yr Pass Thru	3.500	01-01-42	344,395	325,618
30 Yr Pass Thru	3.500	06-01-42	662,403	626,248
30 Yr Pass Thru	3.500	07-01-42	1,123,051	1,061,502
30 Yr Pass Thru	3.500	01-01-43	214,411	202,447
30 Yr Pass Thru	3.500	04-01-43	166,962	156,874
30 Yr Pass Thru	3.500	06-01-43	753,560	710,331
30 Yr Pass Thru	3.500	07-01-43	751,972	707,882
30 Yr Pass Thru	3.500	07-01-43	127,453	120,013
30 Yr Pass Thru	3.500	03-01-44	1,425,820	1,347,170
30 Yr Pass Thru	3.500	10-01-44	1,321,675	1,226,496
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-45	1,344,851	$1,257,255
30 Yr Pass Thru	3.500	04-01-45	265,452	247,880
30 Yr Pass Thru	3.500	04-01-45	1,927,285	1,798,625
30 Yr Pass Thru	3.500	07-01-46	602,195	557,333
30 Yr Pass Thru	3.500	07-01-46	407,644	377,276
30 Yr Pass Thru	3.500	07-01-47	1,535,559	1,423,083
30 Yr Pass Thru	3.500	11-01-47	1,295,938	1,197,775
30 Yr Pass Thru	3.500	12-01-47	776,399	716,376
30 Yr Pass Thru	3.500	01-01-48	1,448,820	1,336,812
30 Yr Pass Thru	3.500	03-01-48	768,383	711,861
30 Yr Pass Thru	3.500	05-01-48	522,708	477,561
30 Yr Pass Thru	3.500	06-01-49	5,093,087	4,699,342
30 Yr Pass Thru	3.500	09-01-49	2,295,917	2,098,331
30 Yr Pass Thru	3.500	10-01-49	1,475,538	1,348,553
30 Yr Pass Thru	3.500	01-01-50	4,145,799	3,785,125
30 Yr Pass Thru	3.500	03-01-50	4,348,112	3,942,663
30 Yr Pass Thru	3.500	04-01-50	6,181,895	5,661,473
30 Yr Pass Thru	3.500	06-01-50	3,980,686	3,638,109
30 Yr Pass Thru	3.500	09-01-50	8,762,114	8,008,048
30 Yr Pass Thru	3.500	03-01-51	6,731,449	6,145,831
30 Yr Pass Thru	3.500	02-01-52	2,126,408	1,952,048
30 Yr Pass Thru	3.500	03-01-52	1,853,392	1,696,351
30 Yr Pass Thru	3.500	04-01-52	2,870,700	2,613,107
30 Yr Pass Thru	3.500	04-01-52	2,526,550	2,303,787
30 Yr Pass Thru	3.500	05-01-52	3,555,889	3,231,257
30 Yr Pass Thru	3.500	05-01-52	8,354,924	7,566,059
30 Yr Pass Thru	3.500	08-01-52	8,561,291	7,779,695
30 Yr Pass Thru	3.500	09-01-52	5,021,509	4,564,644
30 Yr Pass Thru	4.000	09-01-40	757,648	738,019
30 Yr Pass Thru	4.000	12-01-40	401,558	391,178
30 Yr Pass Thru	4.000	01-01-41	158,346	154,154
30 Yr Pass Thru	4.000	09-01-41	441,056	428,857
30 Yr Pass Thru	4.000	09-01-41	238,235	231,530
30 Yr Pass Thru	4.000	09-01-41	711,962	693,127
30 Yr Pass Thru	4.000	10-01-41	475,353	462,708
30 Yr Pass Thru	4.000	11-01-41	415,920	404,529
30 Yr Pass Thru	4.000	01-01-42	373,773	363,655
30 Yr Pass Thru	4.000	01-01-42	128,371	124,782
30 Yr Pass Thru	4.000	03-01-42	710,920	690,042
30 Yr Pass Thru	4.000	07-01-42	653,615	634,439
30 Yr Pass Thru	4.000	11-01-42	1,004,176	975,837
30 Yr Pass Thru	4.000	05-01-43	873,913	846,424
30 Yr Pass Thru	4.000	09-01-43	702,480	682,132
30 Yr Pass Thru	4.000	10-01-43	526,787	509,991
30 Yr Pass Thru	4.000	11-01-43	1,108,556	1,073,305
30 Yr Pass Thru	4.000	12-01-43	1,074,041	1,038,658
30 Yr Pass Thru	4.000	01-01-44	146,243	141,583
30 Yr Pass Thru	4.000	02-01-46	377,597	361,165
30 Yr Pass Thru	4.000	06-01-46	297,373	284,060
30 Yr Pass Thru	4.000	07-01-46	548,006	523,474
30 Yr Pass Thru	4.000	03-01-47	984,911	939,589
30 Yr Pass Thru	4.000	05-01-47	796,839	760,171
30 Yr Pass Thru	4.000	12-01-47	339,170	323,563
30 Yr Pass Thru	4.000	04-01-48	1,046,611	997,468
30 Yr Pass Thru	4.000	06-01-48	624,064	592,617
30 Yr Pass Thru	4.000	10-01-48	520,045	495,464
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-49	394,932	$372,563
30 Yr Pass Thru	4.000	05-01-49	8,005,156	7,546,730
30 Yr Pass Thru	4.000	06-01-49	1,703,241	1,619,009
30 Yr Pass Thru	4.000	07-01-49	764,926	726,141
30 Yr Pass Thru	4.000	07-01-49	1,236,294	1,173,995
30 Yr Pass Thru	4.000	08-01-49	2,468,377	2,343,992
30 Yr Pass Thru	4.000	09-01-49	1,703,333	1,612,177
30 Yr Pass Thru	4.000	02-01-50	2,106,388	1,988,396
30 Yr Pass Thru	4.000	03-01-51	7,808,081	7,397,542
30 Yr Pass Thru	4.000	08-01-51	4,329,549	4,111,377
30 Yr Pass Thru	4.000	04-01-52	877,501	826,975
30 Yr Pass Thru	4.000	05-01-52	8,074,742	7,599,715
30 Yr Pass Thru	4.000	05-01-52	5,869,112	5,503,664
30 Yr Pass Thru	4.000	05-01-52	5,225,793	4,900,402
30 Yr Pass Thru	4.000	05-01-52	6,590,368	6,194,427
30 Yr Pass Thru	4.000	06-01-52	219,220	207,214
30 Yr Pass Thru	4.000	06-01-52	1,761,342	1,665,431
30 Yr Pass Thru	4.000	06-01-52	6,003,505	5,676,591
30 Yr Pass Thru	4.000	06-01-52	4,178,745	3,918,550
30 Yr Pass Thru	4.000	07-01-52	13,800,972	13,010,641
30 Yr Pass Thru	4.000	07-01-52	4,655,041	4,378,281
30 Yr Pass Thru	4.000	07-01-52	3,641,548	3,425,044
30 Yr Pass Thru	4.000	07-01-52	6,734,430	6,323,520
30 Yr Pass Thru	4.000	10-01-52	7,647,064	7,201,976
30 Yr Pass Thru	4.500	08-01-40	721,093	720,469
30 Yr Pass Thru	4.500	08-01-40	164,749	164,580
30 Yr Pass Thru	4.500	12-01-40	112,401	112,196
30 Yr Pass Thru	4.500	05-01-41	125,434	125,300
30 Yr Pass Thru	4.500	05-01-41	215,935	215,409
30 Yr Pass Thru	4.500	06-01-41	1,062,716	1,061,311
30 Yr Pass Thru	4.500	07-01-41	837,960	836,995
30 Yr Pass Thru	4.500	11-01-41	177,687	177,418
30 Yr Pass Thru	4.500	12-01-41	594,847	593,772
30 Yr Pass Thru	4.500	02-01-42	441,255	440,161
30 Yr Pass Thru	4.500	05-01-42	311,994	311,626
30 Yr Pass Thru	4.500	04-01-48	756,782	742,322
30 Yr Pass Thru	4.500	07-01-48	681,890	666,943
30 Yr Pass Thru	4.500	06-01-52	3,438,883	3,340,936
30 Yr Pass Thru	4.500	06-01-52	8,083,461	7,850,701
30 Yr Pass Thru	4.500	06-01-52	5,820,282	5,661,783
30 Yr Pass Thru	4.500	07-01-52	6,639,154	6,447,982
30 Yr Pass Thru	4.500	07-01-52	1,138,432	1,107,430
30 Yr Pass Thru	4.500	07-01-52	6,947,928	6,747,866
30 Yr Pass Thru	4.500	08-01-52	4,078,842	3,944,823
30 Yr Pass Thru	4.500	08-01-52	890,058	865,820
30 Yr Pass Thru	4.500	08-01-52	6,647,706	6,429,282
30 Yr Pass Thru	4.500	08-01-52	5,382,083	5,227,108
30 Yr Pass Thru	4.500	08-01-52	6,522,791	6,308,471
30 Yr Pass Thru	4.500	08-01-52	4,557,606	4,417,826
30 Yr Pass Thru	4.500	09-01-52	5,406,832	5,264,662
30 Yr Pass Thru	4.500	09-01-52	5,565,787	5,407,261
30 Yr Pass Thru	4.500	09-01-52	2,904,861	2,821,217
30 Yr Pass Thru	4.500	09-01-52	13,893,450	13,436,952
30 Yr Pass Thru	4.500	10-01-52	4,314,367	4,200,922
30 Yr Pass Thru	4.500	10-01-52	14,300,323	13,888,551
30 Yr Pass Thru	4.500	10-01-52	3,649,454	3,543,229
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	10-01-52	3,061,508	$2,977,180
30 Yr Pass Thru	4.500	11-01-52	3,870,665	3,759,211
30 Yr Pass Thru	4.500	11-01-52	11,157,402	10,850,076
30 Yr Pass Thru	4.500	04-01-53	9,407,352	9,130,592
30 Yr Pass Thru	4.500	05-01-53	2,235,284	2,173,016
30 Yr Pass Thru	5.000	07-01-52	4,370,716	4,363,394
30 Yr Pass Thru	5.000	08-01-52	14,222,238	14,207,302
30 Yr Pass Thru	5.000	09-01-52	4,350,785	4,329,901
30 Yr Pass Thru	5.000	10-01-52	6,264,253	6,249,844
30 Yr Pass Thru	5.000	10-01-52	8,135,936	8,090,526
30 Yr Pass Thru	5.000	10-01-52	539,590	538,517
30 Yr Pass Thru	5.000	11-01-52	5,648,256	5,637,029
30 Yr Pass Thru	5.000	12-01-52	5,519,999	5,507,302
30 Yr Pass Thru	5.000	01-01-53	9,962,209	9,948,634
30 Yr Pass Thru	5.000	04-01-53	4,909,353	4,891,924
30 Yr Pass Thru	5.000	04-01-53	10,497,735	10,463,746
30 Yr Pass Thru	5.000	07-01-53	17,062,761	17,002,185
30 Yr Pass Thru	5.000	11-01-53	6,898,007	6,828,250
30 Yr Pass Thru	5.000	11-01-54	1,403,210	1,400,860
30 Yr Pass Thru	5.000	11-01-54	8,073,020	7,986,334
30 Yr Pass Thru	5.500	12-01-52	3,281,812	3,334,694
30 Yr Pass Thru	5.500	12-01-52	2,160,379	2,206,668
30 Yr Pass Thru	5.500	05-01-53	10,028,616	10,187,079
30 Yr Pass Thru	5.500	07-01-53	2,367,993	2,398,121
30 Yr Pass Thru	5.500	08-01-53	3,876,778	3,936,824
30 Yr Pass Thru	5.500	10-01-53	10,115,454	10,268,967
30 Yr Pass Thru	5.500	02-01-54	5,759,114	5,859,113
30 Yr Pass Thru	5.500	03-01-54	5,167,053	5,245,469
30 Yr Pass Thru	5.500	05-01-54	4,585,761	4,649,622
30 Yr Pass Thru	5.500	05-01-54	4,372,743	4,433,639
30 Yr Pass Thru	5.500	11-01-54	1,818,445	1,847,462
30 Yr Pass Thru	5.500	11-01-54	2,923,102	2,967,463
30 Yr Pass Thru	5.500	12-01-54	2,762,523	2,800,995
30 Yr Pass Thru	5.500	01-01-55	14,326,029	14,512,104
30 Yr Pass Thru	5.500	04-01-55	7,781,288	7,862,903
30 Yr Pass Thru	5.500	06-01-55	12,611,393	12,761,601

30 Yr Pass Thru	5.500	06-01-55	7,208,634	7,284,242
Corporate bonds 30.3%				$1,095,479,322
(Cost $1,078,667,671)
Communication services 1.3%				47,359,737
Diversified telecommunication services 0.4%
AT&T, Inc.	2.750	06-01-31	7,196,000	6,583,379
AT&T, Inc.	3.550	09-15-55	7,079,000	4,707,177
AT&T, Inc.	4.500	05-15-35	1,999,000	1,912,585
NTT Finance Corp. (A)	5.171	07-16-32	2,595,000	2,643,946
Entertainment 0.1%
Netflix, Inc. (A)	4.875	06-15-30	4,756,000	4,893,608
Media 0.5%
Charter Communications Operating LLC	2.800	04-01-31	5,913,000	5,320,579
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,913,124
News Corp. (A)	3.875	05-15-29	2,265,000	2,187,193
News Corp. (A)	5.125	02-15-32	4,186,000	4,137,786
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	10,271,000	10,060,360
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.7%				$23,969,712
Automobiles 0.6%
Ford Motor Credit Company LLC	4.000	11-13-30	4,254,000	3,955,569
Ford Motor Credit Company LLC	6.054	11-05-31	3,331,000	3,370,831
General Motors Financial Company, Inc.	5.600	06-18-31	9,208,000	9,509,619
Hyundai Capital America (A)	5.400	01-08-31	2,952,000	3,047,408
Hotels, restaurants and leisure 0.0%
Flutter Treasury DAC (A)	5.875	06-04-31	1,219,000	1,241,198
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	2,835,000	2,845,087
Consumer staples 0.6%				22,475,403
Food products 0.5%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,725,692
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,944,746
JBS USA LUX SA	5.750	04-01-33	3,852,000	3,990,325
JBS USA LUX SA (A)	5.950	04-20-35	1,173,000	1,219,474
Mars, Inc. (A)	5.000	03-01-32	2,045,000	2,087,255
Pilgrim’s Pride Corp.	6.250	07-01-33	2,555,000	2,692,694
Personal care products 0.1%
Kenvue, Inc.	4.850	05-22-32	4,729,000	4,815,217
Energy 4.2%				151,425,581
Oil, gas and consumable fuels 4.2%
Aker BP ASA (A)	3.100	07-15-31	1,794,000	1,630,207
Aker BP ASA (A)	3.750	01-15-30	880,000	846,944
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,733,166
Aker BP ASA (A)	5.800	10-01-54	1,474,000	1,316,033
Antero Resources Corp. (A)	5.375	03-01-30	3,959,000	3,987,913
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	7,049,260
Cheniere Energy Partners LP (A)	5.550	10-30-35	1,678,000	1,693,422
Cheniere Energy Partners LP	5.950	06-30-33	3,455,000	3,617,501
Cheniere Energy, Inc.	5.650	04-15-34	1,895,000	1,934,471
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,473,000	2,531,997
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	1,494,000	1,588,811
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	4,067,000	4,305,208
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	1,993,319
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,633,859
Continental Resources, Inc. (A)	5.750	01-15-31	3,894,000	3,997,318
DT Midstream, Inc. (A)	4.375	06-15-31	7,126,000	6,855,924
DT Midstream, Inc. (A)	5.800	12-15-34	1,339,000	1,364,450
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	4,197,735
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,370,000	5,403,600
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,233,016
Energy Transfer LP	5.150	03-15-45	2,579,000	2,268,337
Energy Transfer LP	5.400	10-01-47	4,657,000	4,149,179
Energy Transfer LP	5.600	09-01-34	2,270,000	2,307,030
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,938,921
Expand Energy Corp.	4.750	02-01-32	4,055,000	3,946,868
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	1,396,000	1,411,512
Harbour Energy PLC (A)	6.327	04-01-35	5,452,000	5,529,135
MPLX LP	4.950	09-01-32	2,234,000	2,220,652
MPLX LP	5.000	03-01-33	2,099,000	2,079,016
Occidental Petroleum Corp.	5.375	01-01-32	1,399,000	1,407,207
Occidental Petroleum Corp.	6.050	10-01-54	4,025,000	3,758,248
Occidental Petroleum Corp.	6.450	09-15-36	5,600,000	5,792,864
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	$1,944,820
ONEOK, Inc.	6.050	09-01-33	3,839,000	4,039,233
ONEOK, Inc.	6.625	09-01-53	3,853,000	3,956,271
Ovintiv, Inc.	6.250	07-15-33	1,961,000	2,040,527
Ovintiv, Inc.	7.200	11-01-31	434,000	475,781
Sabine Pass Liquefaction LLC	4.500	05-15-30	7,156,000	7,176,691
Saudi Arabian Oil Company (A)	5.250	07-17-34	1,515,000	1,552,875
Targa Resources Corp.	5.500	02-15-35	3,566,000	3,596,803
Targa Resources Corp.	6.150	03-01-29	2,783,000	2,936,157
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,489,388
Var Energi ASA (A)	5.875	05-22-30	3,531,000	3,659,801
Var Energi ASA (A)	8.000	11-15-32	7,268,000	8,329,769
Viper Energy Partners LLC	4.900	08-01-30	1,042,000	1,050,138
Western Midstream Operating LP	4.050	02-01-30	2,894,000	2,813,865
Western Midstream Operating LP	5.450	11-15-34	1,760,000	1,738,387
Whistler Pipeline LLC (A)	5.400	09-30-29	1,062,000	1,091,786
Whistler Pipeline LLC (A)	5.700	09-30-31	1,741,000	1,810,166
Financials 12.0%				433,034,336
Banks 7.0%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	5,336,856
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	10,015,000	9,085,469
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	10,074,000	9,969,646
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	8,242,000	8,296,010
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	1,046,000	1,055,323
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	5,520,000	5,682,884
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,404,000	4,591,791
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	10,113,000	10,522,862
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	3,222,000	3,326,834
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,400,000	1,501,104
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (A)	5.716	01-18-30	2,746,000	2,837,336
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,786,000	3,399,765
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	4,228,000	4,454,262
Citizens Financial Group, Inc.	3.250	04-30-30	628,000	593,855
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,464,000	2,519,151
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	5,612,000	5,861,311
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,791,000	3,035,438
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,493,000	2,586,390
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	6,035,711
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	3,613,000	3,753,205
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,850,000	4,061,419
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	3,457,000	3,525,806
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,419,000	1,436,270
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	2,821,000	2,954,132
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	3,408,000	3,457,048
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,049,000	2,110,213
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	2,082,000	2,146,439
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,059,000	1,089,929
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,806,000	1,903,241
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,858,000	1,917,763
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,709,666
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	2,238,000	2,067,941
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	4,008,000	4,051,732
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,900,000	3,999,905
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,819,574
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	5,093,000	5,191,529
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	8,828,000	$9,004,622
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	2,175,000	2,270,700
KeyBank NA	5.000	01-26-33	4,043,000	4,036,402
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	3,419,000	3,497,435
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	644,000	691,801
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	2,115,000	2,185,777
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	1,798,000	1,799,480
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,297,000	2,278,663
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,725,000	1,764,953
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,723,000	2,728,860
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	3,222,000	3,248,991
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,239,000	3,370,967
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	5,616,000	6,218,232
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)(C)	6.300	09-25-31	5,521,000	5,520,368
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	5,574,000	5,658,446
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,462,000	1,521,793
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	3,511,000	3,550,202
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,352,000	2,427,946
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,256,000	2,397,733
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,156,382
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,442,000	3,542,559
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	7,432,000	7,812,302
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	2,376,000	2,539,903
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,757,000	3,734,492
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,461,000	2,528,501
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,863,000	1,927,240
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,839,000	4,048,653
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	11,101,000	10,235,867
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	3,017,000	3,042,308
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,087,000	2,155,859
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	4,806,000	5,285,063
Capital markets 2.9%
Ares Strategic Income Fund (A)	5.450	09-09-28	1,688,000	1,698,231
Ares Strategic Income Fund	5.600	02-15-30	2,727,000	2,760,783
Ares Strategic Income Fund	5.700	03-15-28	684,000	693,411
Ares Strategic Income Fund (A)	5.800	09-09-30	3,686,000	3,742,406
Ares Strategic Income Fund	6.200	03-21-32	2,377,000	2,445,191
Ares Strategic Income Fund	6.350	08-15-29	1,113,000	1,150,790
Blackstone Private Credit Fund	5.250	04-01-30	2,816,000	2,824,628
Blackstone Private Credit Fund	5.950	07-16-29	2,127,000	2,194,784
Blackstone Private Credit Fund	6.000	01-29-32	1,217,000	1,249,433
Blackstone Private Credit Fund	7.300	11-27-28	2,084,000	2,227,521
Blackstone Secured Lending Fund	5.350	04-13-28	2,678,000	2,716,912
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,392,000	3,306,094
Cantor Fitzgerald LP (A)	7.200	12-12-28	6,126,000	6,565,368
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	2,771,000	2,793,784
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	2,317,000	2,373,925
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,552,470
HPS Corporate Lending Fund	5.950	04-14-32	2,771,000	2,803,756
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	3,079,814
Lazard Group LLC	4.375	03-11-29	3,018,000	3,014,137
Lazard Group LLC	6.000	03-15-31	2,162,000	2,287,166
Macquarie Bank, Ltd. (A)	3.624	06-03-30	3,159,000	3,010,544
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,597,000	2,281,620
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,848,000	5,070,596
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	6,133,000	$6,304,134
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,691,000	4,780,381
Sixth Street Lending Partners	5.750	01-15-30	1,346,000	1,366,500
Sixth Street Lending Partners (A)	6.125	07-15-30	1,353,000	1,395,048
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	2,066,000	2,122,920
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	2,065,000	2,195,904
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	10,032,000	9,053,923
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,320,000	2,396,261
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,467,055
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	2,280,000	2,312,864
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	2,832,000	2,883,081
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	2,880,000	3,382,240
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	3,539,000	3,558,583
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,663,000	1,707,762
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,530,000	2,600,951
Ally Financial, Inc.	8.000	11-01-31	3,203,000	3,665,690
Capital One Financial Corp.	6.700	11-29-32	4,328,000	4,763,673
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	3,166,000	3,350,251
Apollo Debt Solutions BDC	6.900	04-13-29	1,538,000	1,618,274
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	2,006,000	2,053,570
Citadel Finance LLC (A)	5.900	02-10-30	1,932,000	1,959,657
Enact Holdings, Inc.	6.250	05-28-29	3,922,000	4,092,630
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	799,000	807,986
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,416,724
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,257,768
Insurance 1.0%
Athene Global Funding (A)	4.721	10-08-29	2,065,000	2,074,362
Athene Global Funding (A)	5.322	11-13-31	2,416,000	2,472,900
Athene Holding, Ltd.	3.500	01-15-31	7,588,000	7,183,190
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,405,000	1,409,295
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,525,554
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,882,177
CNO Global Funding (A)	4.950	09-09-29	2,345,000	2,398,533
F&G Annuities & Life, Inc.	6.500	06-04-29	1,715,000	1,787,298
GA Global Funding Trust (A)	5.200	12-09-31	2,371,000	2,408,014
MassMutual Global Funding II (A)	4.350	09-17-31	2,468,000	2,462,023
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	3,062,940
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,433,000	1,459,668
SBL Holdings, Inc. (A)(C)	5.000	02-18-31	727,000	673,713
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	4,724,000	3,807,165
Health care 2.2%				78,293,577
Biotechnology 0.7%
AbbVie, Inc.	5.050	03-15-34	1,259,000	1,282,626
Amgen, Inc.	5.250	03-02-30	4,087,000	4,233,698
Amgen, Inc.	5.250	03-02-33	8,299,000	8,519,897
Amgen, Inc.	5.650	03-02-53	4,483,000	4,335,735
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	5,358,249
Health care equipment and supplies 0.2%
Solventum Corp.	5.450	03-13-31	5,286,000	5,529,879
Solventum Corp.	5.600	03-23-34	2,138,000	2,220,282
Health care providers and services 1.0%
Cencora, Inc.	2.800	05-15-30	2,663,000	2,496,165
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	2.625	08-01-31	4,615,000	$3,911,104
Centene Corp.	4.625	12-15-29	7,915,000	7,623,081
CVS Health Corp.	5.000	09-15-32	1,648,000	1,655,574
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	5,975,000	5,249,831
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	3,219,000	3,125,942
HCA, Inc.	5.450	04-01-31	3,205,000	3,326,703
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	3,559,000	3,455,875
UnitedHealth Group, Inc.	5.950	06-15-55	1,952,000	1,950,227
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	3,096,708
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	1,902,000	1,989,117
Pharmaceuticals 0.2%
IQVIA, Inc.	6.250	02-01-29	1,903,000	2,003,241
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,489,966
Royalty Pharma PLC	5.150	09-02-29	1,724,000	1,770,840
Viatris, Inc.	4.000	06-22-50	2,533,000	1,668,837
Industrials 2.6%				95,865,837
Aerospace and defense 0.6%
BAE Systems PLC (A)	5.250	03-26-31	915,000	953,112
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,907,350
Embraer Netherlands Finance BV (A)	7.000	07-28-30	3,404,000	3,678,556
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,751,174
The Boeing Company	6.528	05-01-34	9,720,000	10,644,822
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,918,000	3,389,691
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,956,000	2,109,909
Machinery 0.1%
Stanley Black & Decker, Inc.	2.300	03-15-30	2,272,000	2,069,505
Weir Group, Inc. (A)	5.350	05-06-30	2,955,000	3,017,364
Passenger airlines 1.2%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	1,328,421	1,296,391
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,837,498	3,737,570
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,026,214	1,951,914
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,688,019	1,637,433
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,939,206	1,838,453
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,515,555	3,214,803
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,802,763	2,596,337
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	4,997,022	4,494,037
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	884,030	847,101
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,046,289	1,009,532
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	1,203,254	1,174,176
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	354,371	374,206
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,865,695	2,531,801
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,918,572	3,757,471
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,219,889	1,154,129
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,321,944	3,400,603
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,980,054	4,092,774
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,699,598	2,742,808
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,423,739	3,508,014
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	9,494,000	8,692,054
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,794,000	1,845,504
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (A)	5.500	08-11-32	4,174,000	$4,269,522
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,119,000	3,177,721
Information technology 2.0%				72,813,763
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,350,964
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	4,300,908
Electronic equipment, instruments and components 0.1%
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,750,411
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,641,683
IT services 0.1%
Gartner, Inc. (A)	3.625	06-15-29	695,000	663,589
Gartner, Inc. (A)	3.750	10-01-30	1,659,000	1,560,962
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc. (A)	3.419	04-15-33	8,158,000	7,434,424
Broadcom, Inc.	4.550	02-15-32	1,397,000	1,390,465
Broadcom, Inc.	4.900	07-15-32	4,923,000	4,983,399
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,983,727
Micron Technology, Inc.	2.703	04-15-32	2,400,000	2,112,570
Micron Technology, Inc.	5.300	01-15-31	2,640,000	2,724,298
Micron Technology, Inc.	5.650	11-01-32	2,748,000	2,873,385
Micron Technology, Inc.	5.800	01-15-35	2,267,000	2,343,428
Qorvo, Inc. (A)	3.375	04-01-31	2,927,000	2,661,461
Qorvo, Inc.	4.375	10-15-29	1,914,000	1,874,650
Software 0.4%
Oracle Corp.	5.250	02-03-32	2,340,000	2,405,605
Oracle Corp.	5.550	02-06-53	5,247,000	4,813,854
VMware LLC	4.700	05-15-30	5,362,000	5,428,495
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	1,115,000	1,133,644
CDW LLC	5.550	08-22-34	1,486,000	1,504,189
Dell International LLC	5.300	04-01-32	3,899,000	4,017,862
Dell International LLC	5.400	04-15-34	5,735,000	5,859,790
Materials 0.2%				7,901,357
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	3,103,583
JH North America Holdings, Inc. (A)	5.875	01-31-31	666,000	673,269
JH North America Holdings, Inc. (A)	6.125	07-31-32	999,000	1,013,960
Metals and mining 0.1%
Freeport-McMoRan, Inc.	5.400	11-14-34	3,054,000	3,110,545
Real estate 1.1%				40,854,919
Industrial REITs 0.2%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	4,221,000	4,358,634
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	4,150,000	4,195,932
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	4,045,120
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	4,097,000	4,177,752
Retail REITs 0.1%
Regency Centers LP	5.000	07-15-32	3,670,000	3,743,646
Specialized REITs 0.6%
American Tower Corp.	5.200	02-15-29	3,060,000	3,146,813
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
American Tower Corp.	5.550	07-15-33	2,448,000	$2,541,836
American Tower Corp.	5.650	03-15-33	2,448,000	2,556,656
GLP Capital LP	3.250	01-15-32	1,239,000	1,105,787
GLP Capital LP	4.000	01-15-30	1,163,000	1,125,099
VICI Properties LP	5.125	11-15-31	3,770,000	3,816,648
VICI Properties LP	5.125	05-15-32	6,020,000	6,040,996
Utilities 3.4%				121,485,100
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,312,271
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,376,281	1,463,829
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,027,230
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,290,049
Duke Energy Corp.	5.750	09-15-33	4,137,000	4,364,191
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,893,317
Eversource Energy	5.125	05-15-33	3,392,000	3,402,645
Exelon Corp.	4.050	04-15-30	4,102,000	4,057,448
Exelon Corp.	5.125	03-15-31	1,998,000	2,062,737
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	795,000	821,166
Georgia Power Company	4.950	05-17-33	1,998,000	2,022,376
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,787,259
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	2,190,000	2,257,629
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	666,000	697,566
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,632,000	1,676,407
NRG Energy, Inc. (A)	4.450	06-15-29	3,031,000	3,001,867
NRG Energy, Inc. (A)	7.000	03-15-33	4,024,000	4,397,270
Pacific Gas & Electric Company	4.950	07-01-50	1,752,000	1,450,677
Pacific Gas & Electric Company	5.800	05-15-34	2,689,000	2,749,592
The Southern Company	5.200	06-15-33	1,583,000	1,617,125
The Southern Company	5.700	03-15-34	2,999,000	3,140,463
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,302,000	3,454,995
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,302,953
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	1,363,000	1,386,431
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	2,304,000	2,382,538
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,322,545
Vistra Operations Company LLC (A)	4.300	07-15-29	5,831,000	5,773,399
Vistra Operations Company LLC (A)	6.000	04-15-34	4,283,000	4,462,039
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,274,081
Multi-utilities 1.0%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	3,237,000	3,392,875
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	3,249,000	3,413,968
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,782,698
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	1,086,000	1,096,553
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	2,172,000	2,164,779
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	2,650,838
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,490,000	1,594,658
National Grid PLC	5.809	06-12-33	4,879,000	5,168,493
NiSource, Inc.	3.600	05-01-30	2,654,000	2,571,836
Sempra	5.500	08-01-33	3,309,000	3,399,124

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,905,000	2,867,424

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,529,759
Municipal bonds 0.3%				$11,174,855
(Cost $16,502,120)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,280,626
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value

Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	$1,324,437
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,331,900
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,020,850

Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,217,042
Collateralized mortgage obligations 4.5%				$163,623,289
(Cost $190,942,832)
Commercial and residential 3.5%				128,505,245
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(D)	0.990	04-25-53	431,196	408,643
Series 2021-4, Class A1 (A)(D)	1.035	01-20-65	2,188,806	1,850,072
Series 2021-5, Class A1 (A)(D)	0.951	07-25-66	1,686,570	1,474,698
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,321,990	2,309,484
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,705,891	3,696,703
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(D)	1.175	10-25-48	877,217	794,008
Avenue of Americas
Series 2025-1301, Class A (A)(D)	5.227	08-11-42	2,767,000	2,805,472
Series 2025-1301, Class B (A)(D)	5.478	08-11-42	1,231,000	1,246,932
BAHA Trust
Series 2024-MAR, Class A (A)(D)	6.171	12-10-41	3,500,000	3,626,493
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,186	829,842
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,311,226
Series 2024-5C31, Class A3	5.609	12-15-57	1,064,000	1,113,002
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,279,000	3,439,406
BMO Mortgage Trust
Series 2024-5C8, Class A3 (D)	5.625	12-15-57	1,024,000	1,069,556
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(D)	0.941	02-25-49	580,753	544,002
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,408,000	1,331,407
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(E)	5.977	01-15-34	851,200	851,466
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,226,279
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(E)	5.577	08-15-36	6,514,000	5,890,317
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,171,023	3,075,173
CENT Trust
Series 2025-CITY, Class A (A)(D)	5.091	07-10-40	1,732,000	1,754,801
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,221,833
Series 2023-SMRT, Class A (A)(D)	6.015	10-12-40	2,512,000	2,595,424
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(D)	3.000	09-25-64	186,369	183,222
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(D)	0.924	08-25-66	1,251,378	1,062,021
Series 2021-3, Class A1 (A)(D)	0.956	09-27-66	1,748,063	1,468,981
Series 2021-HX1, Class A1 (A)(D)	1.110	10-25-66	1,418,787	1,230,123
COLT Trust
Series 2020-RPL1, Class A1 (A)(D)	1.390	01-25-65	3,994,413	3,471,903
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(D)	2.773	11-10-46	1,509,000	1,238,718
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	25,459,108	248,295
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1 (A)(D)	0.830	03-25-56	2,849,206	2,348,605
Series 2021-NQM2, Class A1 (A)(D)	1.179	02-25-66	1,056,100	947,882
Series 2021-NQM3, Class A1 (A)(D)	1.015	04-25-66	941,579	814,737
Series 2021-NQM6, Class A1 (A)(D)	1.174	07-25-66	2,598,148	2,225,259
Series 2021-RPL2, Class A1A (A)(D)	1.115	01-25-60	3,561,701	3,032,087
DBJPM Mortgage Trust
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-C9, Class A2	1.900	08-15-53	176,173	$176,293
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(D)	0.899	04-25-66	1,415,099	1,257,763
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(D)	0.797	02-25-66	277,124	242,773
Series 2021-2, Class A1 (A)(D)	0.931	06-25-66	1,227,026	1,033,546
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(D)	2.500	02-01-51	3,210,298	2,619,528
GCAT Trust
Series 2021-NQM1, Class A1 (A)(D)	0.874	01-25-66	751,604	674,826
Series 2021-NQM2, Class A1 (A)(D)	1.036	05-25-66	847,784	730,633
Series 2021-NQM3, Class A1 (A)(D)	1.091	05-25-66	1,294,259	1,130,655
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(D)	1.382	09-27-60	199,830	189,080
Series 2021-NQM1, Class A1 (A)(D)	1.017	07-25-61	571,924	516,498
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(D)	5.649	01-13-40	3,011,000	3,117,958
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(D)	1.071	06-25-56	952,979	835,880
MFA Trust
Series 2021-NQM1, Class A1 (A)(D)	1.153	04-25-65	457,202	429,687
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(D)	4.460	01-15-43	520,000	482,120
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(D)	3.500	10-25-59	671,505	633,329
NMLT Trust
Series 2021-INV1, Class A1 (A)(D)	1.185	05-25-56	2,341,436	2,066,343
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(D)	4.455	11-05-41	1,753,000	1,735,776
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	765,966	722,141
OBX Trust
Series 2020-EXP2, Class A3 (A)(D)	2.500	05-25-60	623,639	529,250
Series 2021-NQM2, Class A1 (A)(D)	1.101	05-25-61	1,754,174	1,440,877
Series 2021-NQM3, Class A1 (A)(D)	1.054	07-25-61	1,918,642	1,580,386
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,350,000	1,352,757
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(D)	2.000	01-25-36	2,131,764	1,904,728
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,782,000	2,863,672
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,658,694
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,275,440
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(D)	0.943	05-25-65	600,395	563,990
Series 2022-1, Class A1 (A)(D)	2.447	12-25-66	2,531,702	2,288,260
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(D)	3.750	04-25-55	1,665,199	1,643,260
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	1,047,676	996,422
Series 2019-1, Class A1 (A)(D)	3.750	03-25-58	875,131	852,873
Series 2019-4, Class A1 (A)(D)	2.900	10-25-59	912,006	876,055
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,633,955	1,488,710
Series 2024-1, Class A1 (A)(D)	4.851	03-25-64	3,085,996	3,141,532
Series 2024-3, Class A1A (A)(D)	5.042	07-25-65	1,728,020	1,769,640
Series 2024-4, Class A1A (A)(D)	4.527	10-27-64	1,254,966	1,266,814
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(D)	5.229	07-13-44	2,036,000	2,058,522
Verus Securitization Trust
Series 2021-1, Class A1 (A)(D)	0.815	01-25-66	908,566	815,441
Series 2021-3, Class A1 (A)(D)	1.046	06-25-66	1,400,342	1,236,041
Series 2021-4, Class A1 (A)(D)	0.938	07-25-66	850,980	723,409
Series 2021-5, Class A1 (A)(D)	1.013	09-25-66	1,276,810	1,111,612
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-R2, Class A1 (A)(D)	0.918	02-25-64	620,032	$577,371
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	625,283	601,522
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	2,009,000	2,111,177
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(D)	5.528	07-15-40	1,405,000	1,443,889
U.S. Government Agency 1.0%				35,118,044
Federal Home Loan Mortgage Corp.
Series K050, Class X1 IO	0.323	08-25-25	37,182	0
Series K053, Class X1 IO	1.022	12-25-25	20,219,096	30,575
Series K054, Class X1 IO	1.311	01-25-26	17,388,629	44,581
Government National Mortgage Association
Series 2012-114, Class IO	0.637	01-16-53	787,859	11,598
Series 2015-7, Class IO	0.488	01-16-57	2,602,543	66,206
Series 2016-174, Class IO	0.888	11-16-56	2,348,852	73,716
Series 2017-109, Class IO	0.229	04-16-57	4,196,009	51,263
Series 2017-124, Class IO	0.626	01-16-59	3,275,257	113,668
Series 2017-140, Class IO	0.485	02-16-59	2,468,124	66,536
Series 2017-169, Class IO	0.521	01-16-60	4,945,276	137,141
Series 2017-20, Class IO	0.516	12-16-58	7,151,056	149,289
Series 2017-22, Class IO	0.773	12-16-57	838,768	30,616
Series 2017-41, Class IO	0.559	07-16-58	2,489,748	59,340
Series 2017-46, Class IO	0.652	11-16-57	4,729,603	176,589
Series 2017-54, Class IO	0.697	12-16-58	2,538,006	87,727
Series 2017-61, Class IO	0.699	05-16-59	1,809,115	63,777
Series 2017-74, Class IO	0.396	09-16-58	1,124,706	18,390
Series 2017-89, Class IO	0.457	07-16-59	540,776	13,366
Series 2018-114, Class IO	0.591	04-16-60	2,410,082	94,813
Series 2018-158, Class IO	0.796	05-16-61	12,294,335	727,490
Series 2018-68, Class A	2.850	04-16-50	144,434	139,102
Series 2018-69, Class IO	0.608	04-16-60	1,906,656	85,675
Series 2018-9, Class IO	0.444	01-16-60	4,759,239	141,704
Series 2019-131, Class IO	0.803	07-16-61	5,975,832	340,052
Series 2020-100, Class IO	0.786	05-16-62	8,384,539	501,540
Series 2020-108, Class IO	0.847	06-16-62	23,297,265	1,341,091
Series 2020-114, Class IO	0.798	09-16-62	28,124,350	1,512,601
Series 2020-118, Class IO	0.884	06-16-62	21,583,917	1,131,992
Series 2020-119, Class IO	0.607	08-16-62	9,676,060	446,921
Series 2020-120, Class IO	0.758	05-16-62	24,877,290	1,450,533
Series 2020-137, Class IO	0.798	09-16-62	30,926,039	1,783,365
Series 2020-150, Class IO	0.966	12-16-62	14,624,830	1,024,939
Series 2020-170, Class IO	0.835	11-16-62	22,404,047	1,443,132
Series 2020-92, Class IO	0.881	02-16-62	19,107,189	1,095,488
Series 2021-10, Class IO	0.987	05-16-63	13,990,492	1,028,736
Series 2021-11, Class IO	1.021	12-16-62	21,650,542	1,579,310
Series 2021-3, Class IO	0.870	09-16-62	34,711,674	2,211,408
Series 2021-40, Class IO	0.822	02-16-63	7,268,234	446,192
Series 2022-181, Class IO	0.719	07-16-64	6,944,018	421,348
Series 2022-21, Class IO	0.785	10-16-63	6,554,694	363,956
Series 2022-221, Class IO	0.844	06-16-64	24,106,508	1,610,252
Series 2022-53, Class IO	0.708	06-16-64	2,294,690	106,134
Series 2023-105, Class IO	0.747	07-16-65	15,520,952	951,116
Series 2023-177, Class IO	0.859	06-16-65	23,624,345	1,428,257
Series 2023-197, Class IO	1.241	09-16-65	7,215,088	609,717
Series 2023-30, Class IO	1.001	11-16-64	12,311,301	836,016
Series 2023-33, Class IO	0.936	05-16-63	19,728,572	1,331,091
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-36, Class IO	0.935	10-16-64	21,612,232	$1,348,783
Series 2023-62, Class IO	0.938	02-16-65	15,592,140	998,675
Series 2023-91, Class IO	0.875	04-16-65	19,444,938	1,366,328
Series 2024-179, Class XI IO	0.831	12-16-66	27,728,729	2,002,807
Series 2024-194, Class IO	0.973	08-16-67	12,474,396	949,854

Series 2025-126, Class IO	0.768	05-16-67	14,876,366	1,073,248
Asset-backed securities 6.8%				$243,778,918
(Cost $247,296,418)
Asset-backed securities 6.8%				243,778,918
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	2,101,817	2,072,138
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	747,000	726,371
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,339,934
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,530,580
Series 2025-SFR1, Class A (A)	3.655	06-17-42	1,116,000	1,071,771
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	445,160	413,416
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,522,000	4,352,521
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,158,482
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,778,083	2,580,931
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	697,300	695,810
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,361,130	2,303,149
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,313,479	4,343,709
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,096,594	1,090,442
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,706,130	3,208,927
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,380,249	2,824,889
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	2,181,092	2,213,928
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,487,128	3,261,633
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	2,110,323	1,949,186
Series 2022-1A, Class A (A)	2.720	01-18-47	1,747,904	1,616,811
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,154,841
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,321,000	2,350,060
Series 2025-1A, Class A1 (A)	5.316	05-25-50	2,024,000	2,064,408
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	1,087,000	1,116,044
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,906,000	1,928,814
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	2,477,000	2,551,698
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,796,000	3,722,379
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,561,000	3,497,065
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,454,978
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,920,638
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,637,250	1,613,720
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	$3,708,008
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,225,209
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,959,749
Series 2025-1A, Class A2I (A)	4.930	07-25-55	1,508,000	1,514,126
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,753,000	1,761,217
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,255,614	3,141,709
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,493,423	3,286,229
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,079,790	4,222,160
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,776,000	3,802,964
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	4,123,308
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,883,062
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,325,387
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	831,534	828,196
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,708,793	1,696,900
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	3,250,285
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,092,000	2,995,971
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,268,004
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,656,736	3,585,939
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	2,795,950	2,850,472
Series 2025-1A, Class A2 (A)	5.610	08-16-55	2,729,000	2,778,897
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,816,000	1,837,648
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	2,484,000	2,506,824
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	1,935,787	1,916,666
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,065,644	941,263
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,586,425	4,324,512
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,917,455	1,794,766
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	3,888,625
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	1,551,605
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	290,839	288,976
Series 2021-FHT1, Class A (A)	3.104	07-25-26	265,581	260,589
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,747,657	2,654,098
Series 2025-SFR1, Class A (A)	3.400	02-17-42	2,395,041	2,291,577
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,634,079	1,554,145
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,774,000	3,785,802
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(E)	5.798	01-15-38	1,762,000	1,765,825
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(E)	5.618	04-15-38	1,791,000	1,788,989
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	2,074,000	2,079,471
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,932,000	4,035,187
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,529,715	$2,377,797
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,463,710	1,515,265
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	2,412,000	2,410,496
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	647,285	589,854
Series 2024-A, Class A1A (A)	5.240	03-15-56	3,040,928	3,110,101
Series 2024-E, Class A1A (A)	5.090	10-16-56	2,270,368	2,310,867
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,931,700	2,880,608
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,420,600	2,333,527
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,526,992	2,334,930
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,644,573	1,670,494
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,472,870	1,507,959
Series 2024-3A, Class A23 (A)	5.914	07-30-54	3,589,873	3,566,094
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	467,274	457,115
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,059,000	1,069,175
Series 2025-1A, Class A2 (A)	5.036	03-25-55	3,606,000	3,570,443
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	3,658,435	3,469,047
Series 2021-1A, Class A (A)	1.650	02-20-46	1,531,913	1,396,995
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,115,000	2,132,744
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,752,438	2,597,005
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,508,798	3,285,117
Series 2021-1A, Class A (A)	1.860	03-20-46	2,087,358	1,923,173
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,398,000	1,435,788
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	2,243,346
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	540,590	524,639
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,179,000	6,380,371
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,583,216	3,321,212
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	571,916	548,975
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	1,196,397	1,214,877
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	5,967,534
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,556,000	1,607,942
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,080,320	1,958,097
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,410,000	2,463,698

	Shares	Value
Preferred securities 0.0%		$289,170
(Cost $309,384)
Financials 0.0%		289,170
Banks 0.0%
Wells Fargo & Company, 7.500%	238	289,170

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	21

	Yield (%)	Shares	Value
Short-term investments 0.4%			$11,854,464
(Cost $11,853,370)
Short-term funds 0.4%			11,854,464
John Hancock Collateral Trust (F)	4.1996(G)	1,185,079	11,854,464

Total investments (Cost $3,660,568,861) 99.8%	$3,606,101,662
Other assets and liabilities, net 0.2%	8,805,191
Total net assets 100.0%	$3,614,906,853

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $620,502,217 or 17.2% of the fund’s net assets as of 8-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 8-31-25. The value of securities on loan amounted to $5,963,482.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $6,087,710.
(G)	The rate shown is the annualized seven-day yield as of 8-31-25.
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,079,901,644	—	$2,079,901,644	—
Corporate bonds	1,095,479,322	—	1,095,479,322	—
Municipal bonds	11,174,855	—	11,174,855	—
Collateralized mortgage obligations	163,623,289	—	163,623,289	—
Asset-backed securities	243,778,918	—	243,778,918	—
Preferred securities	289,170	$289,170	—	—
Short-term investments	11,854,464	11,854,464	—	—
Total investments in securities	$3,606,101,662	$12,143,634	$3,593,958,028	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,185,079	$11,736,270	$350,248,095	$(350,143,206)	$12,451	$854	$361,587	—	$11,854,464
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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